Debt (Details) - USD ($)						1 Months Ended	12 Months Ended
	Feb. 17, 2026	Jan. 05, 2026	May 13, 2025	Apr. 17, 2025	Dec. 31, 2024	Jun. 30, 2021	Dec. 31, 2025
Debt [Line Items]
Borrowings							$ 1,300,000
Proceeds from convertible promissory notes							$ 1,450,000
Transfer shares (in Shares)							21,600,000
Commitment amount					$ 5,400,000
Proceeds received					1,500,000
Proportional amount					19,500,000
Equity linked securities							$ 20,000,000
Trading days							10 days
September 2024 Notes [Member]
Debt [Line Items]
Average term							18 months
Received in proceeds							$ 13,600,000
Expected proceeds					$ 15,000,000
Conversion price per share (in Dollars per share)							$ 7.5
Aggregate principal amount							$ 700,000
Crowdkeep Investor [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							$ 5
Aggregate principal amount			$ 1,000,000	$ 1,000,000
Crowdkeep Loans [Member]
Debt [Line Items]
Aggregate principal amount			$ 500,000	$ 500,000
Crowdkeep Convertible Note [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							$ 7.5
Aggregate principal amount							$ 1,000,000
Annual rate percentage							8.00%
Consecutive trading days							30 days
Percentage multiplied by VWAP							20.00%
Common Stock [Member]
Debt [Line Items]
Common stock price per share (in Dollars per share)							$ 10
Common Stock [Member] | Crowdkeep Convertible Note [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)							$ 7.5
Revolving Loan Facility [Member]
Debt [Line Items]
Credit facility, maximum borrowing capacity						$ 14,000,000
Average term						12 months
Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Outstanding principal amount							$ 14,000,000
Business Combination [Member]
Debt [Line Items]
Transfer shares (in Shares)							2,000,000
Consideration amount							$ 20,000,000
Private Veea [Member] | September 2024 Notes [Member]
Debt [Line Items]
Interest rate							2.00%
Subsequent Event [Member]
Debt [Line Items]
Repaid the Loan		$ 14,076,218
Aggregate principal amount	$ 10,550,000
Series A-1 Preferred Stock [Member]
Debt [Line Items]
Price per share (in Dollars per share)							$ 7.5
Maximum [Member]
Debt [Line Items]
Price per share (in Dollars per share)							$ 1.34
Consecutive trading days							30 days
Maximum [Member] | Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate						1.80%
Minimum [Member]
Debt [Line Items]
Price per share (in Dollars per share)							$ 0.66
Consecutive trading days							10 days
Minimum [Member] | Revolving Loan Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate						1.50%
Private Placement [Member] | September 2024 Notes [Member]
Debt [Line Items]
Unsecured subordinated convertible promissory notes							$ 15,000,000
Investor [Member]
Debt [Line Items]
Transfer shares (in Shares)							2,000,000